Convertible unsecured senior notes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 30, 2022	Jul. 13, 2022	Jun. 19, 2018	Nov. 30, 2022	Nov. 30, 2021
Convertible unsecured senior notes [Line Items]
Transaction costs incurred				$ 73
Cash paid on repurchase				28,746
Convertible Notes [Member]
Convertible unsecured senior notes [Line Items]
Principal amount	$ 27,500	$ 30,000		27,500	$ 57,500
Interest rate			5.75%
Effective interest rate			9.95%
Conversion price			$ 14.85
Convertible instruments number of shares issued			3,872,053
Percenrage of current market price on conversion price			130.00%
Proceeds from issue of convertible unsecured senior notes		$ 28,746
Transaction costs incurred	$ 73
Note maturity period	Jun. 30, 2023
Convertible Notes [Member] | Equity component
Convertible unsecured senior notes [Line Items]
Cash paid on repurchase				200
Convertible Notes [Member] | Financial liability [Member]
Convertible unsecured senior notes [Line Items]
Cash paid on repurchase				$ 28,546